Derivative Instruments - Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Statement [Line Items]
Assets, Trading (Note 2)	$ 34,032	$ 33,485
Assets, ALM (Note 2)	4,320	2,950
Assets	38,352	36,435
Liabilities, Trading (Note 2)	39,237	39,847
Liabilities, ALM (Note 2)	2,174	807
Liabilities	$ 41,411	$ 40,654